Share-based awards- RSUs (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2017 $ / shares	Mar. 31, 2017 CNY (¥) shares	Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 CNY (¥) shares
Weighted-average grant-date fair value
Share-based compensation expense | ¥		¥ 15,995	¥ 16,082	¥ 13,028
RSUs
Summary of changes in the RSUs
Awarded and unvested at beginning of year		71,836,365
Granted		25,796,789
Vested		(21,945,063)
Cancelled/forfeited		(6,092,372)
Awarded and unvested at end of year		69,595,719	71,836,365
Expected to vest					60,534,893
Weighted-average grant-date fair value
Awarded and unvested at beginning of year | $ / shares	$ 59.75
Granted | $ / shares	82.41
Vested | $ / shares	54.74
Cancelled/forfeited | $ / shares	66.06
Awarded and unvested at end of year | $ / shares	69.18
Expected to vest | $ / shares	$ 67.98
Unamortized compensation costs | ¥					¥ 12,847
Weighted average period over which unamortized compensation costs expected be recognized		2 years
Share-based compensation expense | ¥		¥ 12,322	¥ 9,915	¥ 7,767
RSUs | Non-employees
Summary of changes in the RSUs
Awarded and unvested at beginning of year		5,880,443
Awarded and unvested at end of year		4,594,874	5,880,443